Derivative Liabilities (Details 2)	9 Months Ended
Sep. 30, 2015
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Dividend yield	0.00%
Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk free interest rate	0.33%
Expected volatility	113.00%
Remaining term	9 months 29 days
Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk free interest rate	1.01%
Expected volatility	114.00%
Remaining term	3 years